Shareholders' capital - Stock Option Activity (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares
Number of awards
Beginning balance (in shares) | shares	2,626,780	2,040,528
Granted (in shares) | shares	1,368,744	646,090
Exercised (in shares) | shares	0	(40,074)
Forfeited (in shares) | shares	(1,327,799)	(19,764)
Ending balance (in shares) | shares	2,667,725	2,626,780	2,040,528
Exercisable (in shares) | shares	2,621,420
Weighted average exercise price
Beginning balance (in USD per share) | $ / shares	$ 16.02	$ 15.45
Granted (in USD per share) | $ / shares	10.76	19.11
Exercised (in USD per share) | $ / shares	0	13.92
Forfeited (in USD per share) | $ / shares	16.55	19.11
Ending balance (in USD per share) | $ / shares	14.71	$ 16.02	$ 15.45
Exercisable (in USD per share) | $ / shares	$ 17.11
Weighted average remaining contractual term (years)
Outstanding shares, weighted average remaining contractual term	5 years 2 months 4 days	5 years 7 months 17 days	6 years 1 month 9 days
Granted, weighted average remaining contractual term	7 years 2 months 26 days	7 years 2 months 19 days
Exercised, weighted average remaining contractual term		5 years 11 months 12 days
Beginning balance, aggregate intrinsic value | $	$ 0	$ 3,145
Granted, aggregate intrinsic value | $	0	0
Exercised, aggregate intrinsic value | $	0	103
Forfeited, aggregate intrinsic value | $	0	0
Ending balance, aggregate intrinsic value | $	$ 0	$ 0	$ 3,145
Exercisable , weighted average remaining contractual term	4 years 6 months
Exercisable, aggregate intrinsic value | $	$ 0